Cover	Jun. 05, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 05, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-40846
Entity Registrant Name	Red Rock Acquisition Corporation
Entity Central Index Key	0001842937
Entity Tax Identification Number	86-1626937
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	71 Fort Street
Entity Address, Address Line Two	PO Box 500
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1106
City Area Code	345
Local Phone Number	769-4909
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Shares of Class A common stock, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Shares of Class A common stock, par value $0.0001 per share
Trading Symbol	HCVI
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Entity Addresses [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	HCVIW
Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Entity Addresses [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Trading Symbol	HCVIU
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	195 US HWY 50
Entity Address, Address Line Two	Suite 309
Entity Address, City or Town	Zephyr Cove
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89448
Entity Information, Former Legal or Registered Name	Hennessy Capital Investment Corp. VI